ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (CNY) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2014	Mar. 06, 2013	Dec. 31, 2012	Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
Exchange of shares	16
Baichuan
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Baichuan, Bona Film and Bona Advertising | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Consulting and technical service fees (as a percent)		100.00%
Bona Film
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Bona Advertising
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Cinema Popular
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		50.00%
Beijing Bona Cineplex
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Shanghai Bona Yinxing Cinema Development Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Bona Xingyi
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Zhejiang Bona
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Bona Youtang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Shijiazhuang Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Shenzhen Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Xi'an Huitong
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Bona Starlight
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Shunjing Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Huixin Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Jinkang Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Yuexin Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Mango Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Jingpin Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Tianshi Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Dongsheng Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Tianjin Nongken
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Shanghai Zhongyuan
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Suzhou Lifeng
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Tianjin Bona
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Fenghua Bona
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Bona Guoqiang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%	70.00%
Tianjin Jinyu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Zibo Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Sanya Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Wuhan Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Liuzhou Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Taiyuan Cinema
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in VIE		0.00%
Bona International
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
Distribution Workshop HK
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		51.00%
Bona New World
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
Bona New World | Mr. Dong Yu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Principal amount borrowed					10,000
Term of loan				10 years
Distribution Workshop BVI
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		51.00%
Bona Entertainment
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
Bona Entertainment | Cinema Popular
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		50.00%
Bona Production
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
Alpha Speed Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
Film Investments Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
DW2
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		100.00%
Hurry Up Limited | Cinema Popular
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary		50.00%